Investments in Associates and Joint Ventures - Summary of Income from Equity Interests in Associates and Joint Ventures (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Associates and Joint Ventures [Line Items]
Net income	$ (808)	$ (71,017)	$ (33,379)
Other comprehensive income	165,412	206,500	221,367
Total comprehensive income for the year	164,604	135,483	187,988
Joint Ventures [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	22,909	11,652	5,936
Other comprehensive income	24,901	26,125	20,419
Total comprehensive income for the year	47,810	37,777	26,355
Associates [member]
Disclosure of Associates and Joint Ventures [Line Items]
Net income	4,068	1,618	2,032
Other comprehensive income	3,434	2,844	1,764
Total comprehensive income for the year	$ 7,502	$ 4,462	$ 3,796